Short-term investments - Summary of the company's short-term investments (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term investments
Structured notes			¥ 2,500
Investment in fund	¥ 63,056	$ 8,696	61,855
Total short-term investments	¥ 63,056	$ 8,696	¥ 64,355